Income Taxes (Details) - Schedule of Income Tax Expenses ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Schedule of Income Tax Expenses [Abstract]
Current tax expense	¥ 44,836		¥ 13,169	¥ 66,665
Deferred tax expense	14,566		27,847	23,909
Income tax expense	¥ 59,402	$ 8,367	¥ 41,016	¥ 90,574